Columbia Variable Portfolio – Small Company Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.2%
Issuer	Shares	Value ($)
Communication Services 4.2%
Diversified Telecommunication Services 1.6%
Cogent Communications Holdings, Inc.	53,844	3,301,176
Entertainment 2.6%
Atlanta Braves Holdings, Inc., Class C(a)	10,779	431,268
IMAX Corp.(a)	163,503	4,308,304
Sphere Entertainment Co.(a)	17,945	587,160
Total		5,326,732
Total Communication Services		8,627,908
Consumer Discretionary 10.3%
Broadline Retail 2.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)	34,937	4,065,269
Hotels, Restaurants & Leisure 6.9%
Brinker International, Inc.(a)	11,285	1,682,029
Cava Group, Inc.(a)	27,617	2,386,385
Dutch Bros, Inc., Class A(a)	51,195	3,160,779
Kura Sushi USA, Inc., Class A(a)	24,436	1,251,123
Portillo’s, Inc., Class A(a)	99,270	1,180,320
Red Rock Resorts, Inc., Class A	11,959	518,662
Texas Roadhouse, Inc.	17,039	2,839,209
Wingstop, Inc.	5,576	1,257,834
Total		14,276,341
Specialty Retail 1.4%
Boot Barn Holdings, Inc.(a)	27,290	2,931,765
Total Consumer Discretionary		21,273,375
Consumer Staples 5.0%
Beverages 1.4%
Celsius Holdings, Inc.(a)	83,314	2,967,645
Consumer Staples Distribution & Retail 3.6%
Casey’s General Stores, Inc.	4,027	1,747,879
Maplebear, Inc.(a)	45,410	1,811,405
Sprouts Farmers Market, Inc.(a)	24,574	3,750,975
Total		7,310,259
Total Consumer Staples		10,277,904
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.2%
Energy Equipment & Services 0.5%
Archrock, Inc.	39,596	1,038,999
Oil, Gas & Consumable Fuels 2.7%
Antero Resources Corp.(a)	104,406	4,222,178
Sable Offshore Corp.(a)	14,772	374,766
Uranium Energy Corp.(a)	187,432	895,925
Total		5,492,869
Total Energy		6,531,868
Financials 4.9%
Banks 0.6%
Axos Financial, Inc.(a)	20,357	1,313,434
Capital Markets 3.6%
Hamilton Lane, Inc., Class A	28,516	4,239,474
Moelis & Co., ADR, Class A	33,831	1,974,377
Perella Weinberg Partners	64,985	1,195,724
Total		7,409,575
Insurance 0.7%
Goosehead Insurance, Inc., Class A	11,656	1,376,107
Total Financials		10,099,116
Health Care 20.9%
Biotechnology 7.8%
Biohaven Ltd.(a)	29,699	713,964
Blueprint Medicines Corp.(a)	21,295	1,884,820
BridgeBio Pharma, Inc.(a)	29,078	1,005,226
Ideaya Biosciences, Inc.(a)	18,369	300,884
Insmed, Inc.(a)	41,914	3,197,619
Janux Therapeutics, Inc.(a)	20,851	562,977
Merus NV(a)	7,381	310,666
Mirum Pharmaceuticals, Inc.(a)	13,555	610,653
MoonLake Immunotherapeutics(a)	16,786	655,829
Natera, Inc.(a)	22,039	3,116,535
Nuvalent, Inc., Class A(a)	22,266	1,579,105
SpringWorks Therapeutics, Inc.(a)	21,136	932,732
Vaxcyte, Inc.(a)	28,472	1,075,103
Total		15,946,113

Columbia Variable Portfolio – Small Company Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.7%
Glaukos Corp.(a)	43,156	4,247,413
ICU Medical, Inc.(a)	31,592	4,386,865
Integer Holdings Corp.(a)	7,781	918,236
Total		9,552,514
Health Care Providers & Services 4.0%
Chemed Corp.	8,899	5,475,733
GeneDx Holdings Corp.(a)	6,821	604,102
RadNet, Inc.(a)	43,428	2,159,240
Total		8,239,075
Life Sciences Tools & Services 4.4%
Adaptive Biotechnologies Corp.(a)	220,547	1,638,664
Bio-Techne Corp.	63,116	3,700,491
Caris Life Sciences, Inc.(a),(b),(c),(d)	308,642	1,228,395
DNA Script(a),(b),(c),(d)	1,585	138,737
Repligen Corp.(a)	19,118	2,432,575
Total		9,138,862
Total Health Care		42,876,564
Industrials 25.1%
Aerospace & Defense 3.4%
Karman Holdings, Inc.(a)	33,851	1,131,300
Kratos Defense & Security Solutions, Inc.(a)	142,092	4,218,712
Rocket Lab, Inc.(a)	87,525	1,564,947
Total		6,914,959
Building Products 3.5%
AAON, Inc.	59,043	4,613,030
Simpson Manufacturing Co., Inc.	16,794	2,638,001
Total		7,251,031
Commercial Services & Supplies 2.1%
VSE Corp.	35,214	4,225,328
Construction & Engineering 0.9%
MasTec, Inc.(a)	15,880	1,853,355
Ground Transportation 5.3%
Lyft, Inc., Class A(a)	87,534	1,039,028
Saia, Inc.(a)	15,047	5,257,873
XPO, Inc.(a)	42,439	4,565,588
Total		10,862,489
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.6%
RBC Bearings, Inc.(a)	23,101	7,433,209
Passenger Airlines 1.2%
Sun Country Airlines Holdings, Inc.(a)	199,403	2,456,645
Trading Companies & Distributors 5.1%
FTAI Aviation Ltd.	30,874	3,427,940
SiteOne Landscape Supply, Inc.(a)	36,995	4,492,673
WESCO International, Inc.	17,136	2,661,221
Total		10,581,834
Total Industrials		51,578,850
Information Technology 16.1%
Communications Equipment 1.2%
InterDigital, Inc.	11,792	2,437,996
Electronic Equipment, Instruments & Components 1.7%
Vontier Corp.	109,439	3,595,071
Semiconductors & Semiconductor Equipment 3.2%
Astera Labs, Inc.(a)	6,850	408,740
Cirrus Logic, Inc.(a)	12,181	1,213,898
Onto Innovation, Inc.(a)	7,660	929,464
Semtech Corp.(a)	49,166	1,691,310
SiTime Corp.(a)	14,761	2,256,514
Total		6,499,926
Software 10.0%
ACI Worldwide, Inc.(a)	54,165	2,963,367
Alkami Technology, Inc.(a)	80,615	2,116,144
Clearwater Analytics Holdings, Inc., Class A(a)	34,534	925,511
CyberArk Software Ltd.(a)	6,821	2,305,498
Elastic NV(a)	19,673	1,752,864
Freshworks, Inc., Class A(a)	82,191	1,159,715
Klaviyo, Inc.(a)	60,290	1,824,376
Monday.com Ltd.(a)	6,121	1,488,382
Procore Technologies, Inc.(a)	26,099	1,723,056
Q2 Holdings, Inc.(a)	40,996	3,280,090
Unity Software, Inc.(a)	47,261	925,843
Total		20,464,846
Total Information Technology		32,997,839
Columbia Variable Portfolio – Small Company Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.2%
Construction Materials 0.8%
Knife River Corp.(a)	17,295	1,560,182
Metals & Mining 2.4%
Carpenter Technology Corp.	27,570	4,995,133
Total Materials		6,555,315
Real Estate 1.0%
Real Estate Management & Development 1.0%
Zillow Group, Inc., Class A(a)	30,520	2,040,567
Total Real Estate		2,040,567
Utilities 1.3%
Independent Power and Renewable Electricity Producers 1.3%
Talen Energy Corp.(a)	13,617	2,718,906
Total Utilities		2,718,906
Total Common Stocks (Cost $198,783,399)		195,578,212

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(e),(f)	6,904,090	6,902,710
Total Money Market Funds (Cost $6,902,543)		6,902,710
Total Investments in Securities (Cost: $205,685,942)		202,480,922
Other Assets & Liabilities, Net		2,943,275
Net Assets		205,424,197
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2025, the total value of these securities amounted to $1,367,132, which represents 0.67% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2025, the total market value of these securities amounted to $1,367,132, which represents 0.67% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/21	308,642	2,502,312	1,228,395
DNA Script	10/01/21	1,585	1,382,079	138,737
			3,884,391	1,367,132

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	3,207,951	28,556,957	(24,862,564)	366	6,902,710	(195)	42,438	6,904,090

Columbia Variable Portfolio – Small Company Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2025 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Company Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7025_12_D01_(05/25)